Other Current Assets - Schedule of Other Current Assets (Details) - AUD ($)		Jun. 30, 2025	Jun. 30, 2024
Other Current Assets [Abstract]
Prepayments		$ 1,233,122	$ 2,315,632
Term deposit	[1]	7,500,000
Other		41,815	40,668
Total		$ 8,774,937	$ 2,356,300

[1]	Term deposit of 150-day term and maturity date of October 17, 2025.